Trade Accounts Receivable	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Trade Accounts Receivable
7.	TRADE ACCOUNTS RECEIVABLE
See accounting policy in Note 2.3.3.

	Note	12.31.2024	12.31.2023
Foreign customers		293.8	201.7
Accounts receivable due from related parties	13	7.1	2.1
Domestic customers		34.1	27.0

		335.0	230.8
Expected credit losses		(12.2)	(9.8)

		322.8	221.0

Current		320.8	217.6
Non-current		2.0	3.4
The change in allowance for expected credit losses was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(9.8)	(12.6)	(30.7)
(Additions)/Reversals	(5.5)	(1.8)	1.0
Write-off	2.6	4.6	17.0
Foreign exchange variation	0.5	—	0.1

Ending balance	(12.2)	(9.8)	(12.6)

For additional information on measurement of expected credit losses and aging, see Note 27.1.3.